TRADE AND OTHER RECEIVABLES AND PREPAYMENTS	12 Months Ended
Dec. 31, 2025
TRADE AND OTHER RECEIVABLES AND PREPAYMENTS
TRADE AND OTHER RECEIVABLES AND PREPAYMENTS

17.TRADE AND OTHER RECEIVABLES AND PREPAYMENTS

	As at	As at
	December 31,	December 31,
	2024	2025
	USD’000	USD’000
Trade receivables (Note i)	14,952	18,042

Other receivables and prepayments:
Prepayment to suppliers (Note ii)	14,584	12,923
Others (Note iii)	3,552	6,973
	18,136	19,896

Total	33,088	37,938

Current	30,754	35,652
Non-current (Note iii)	2,334	2,286
	33,088	37,938

As at January 1, 2024, trade receivables from contracts with customers amounted to USD18,430,000.

Notes:

i.	Majority of trade receivables were from payment platforms which are normally settled within 30 days. Trade receivables are aged within 30 days based on the date of rendering of services. There were no past due trade receivables at end of each reporting period.
ii.	Included in the prepayment to suppliers was the prepayment of renovation fees amounting to USD3,169,000 (2024: USD1,075,000).
iii.	Included in others are mainly long-term loans to non-controlling interest holders amounting to USD1,961,000 (2024: USD1,961,000). The loans are unsecured, interest-free and repayable in 5 years.